17. Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets [absract]
Intangible assets

17.Intangible assets

The breakdown of and changes in intangible assets are as follows:

	Weighted average Rate (p.a.)	2018	Additions	Write-offs	2019
Cost
Goodwill	-	542,302	-	-	542,302
Slots	-	1,038,900	-	-	1,038,900
Software	-	528,426	75,845	(24,901)	579,370
Other	-	10,000	-	-	10,000
Total Cost		2,119,628	75,845	(24,901)	2,170,572

Amortization
Software	23.93%	(339,995)	(74,053)	24,318	(389,730)
Other	20.00%	(2,167)	(2,000)	-	(4,167)
Total amortization		(342,162)	(76,053)	24,318	(393,897)

Net intangible assets		1,777,466	(208)	(583)	1,776,675

	Weighted average Rate (p.a.)	2017	Additions	Write-offs	2018
Cost
Goodwill	-	542,302	-	-	542,302
Slots	-	1,038,900	-	-	1,038,900
Software	-	456,282	82,079	(9,935)	528,426
Other	-	10,000	-	-	10,000
Total Cost		2,047,484	82,079	(9,935)	2,119,628

Amortization
Software	22.09%	(300,032)	(49.898)	9,935	(339,995)
Other	20.00%	(167)	(2,000)	-	(2,167)
Total amortization		(300,199)	(51,898)	9,935	(342,162)

Net intangible assets		1,747,285	30,181	-	1,777,466

The balances of goodwill and slots were tested for impairment on December 31, 2019 and 2018 through the discounted cash flow for each cash-generating unit, giving rise to the value in use.

For the purpose of assessing impairment, assets are grouped at  the lowest level for which there is separately identifiable cash flow (cash-generating unit or CGU). To establish the book value of each CGU, the Company considers not only the recorded intangible assets but also all tangible assets necessary for conducting business, as it is only through the use of this set that the Company will generate economic benefits.

The Company allocates goodwill to two cash-generating units: GLA and Smiles, and airport operating rights are fully allocated to GLA’s cash-generating unit, as shown below:

	Goodwill GLA	Goodwill Smiles	Airport operation rights
December 31,2019
Intangible assets – book values	325,381	216,921	1,038,900
Intangible assets - book value - UGC	3,615,949	161,669	3.615,949
Intangible assets - value in use	26,543,428	6,061,994	21,373,789

Intangible assets - discount rate	12.20%	12.07%	12.85%
Intangible assets - perpetuity growth rate	3.55%	3.55%	3.53%

December 31,2018
Intangible assets – book values	325,381	216,921	1,038,900
Intangible assets - book value - UGC	(275,500)	602,740	1,038,900
Intangible assets - value in use	23,058,697	7,005,622	15,158,551

Intangible assets - discount rate	14.91%	16.95%	13.94%
Intangible assets - perpetuity growth rate	3.50%	3.50%	3.50%

The results obtained were compared with the book value of each cash-generating unit and, as a result, the Company did not recognize losses in relation to the impairment of its CGUs.

The assumptions adopted in the impairment tests of intangible assets are in accordance with the internal projections for the five-year period. For the period after five years, extrapolation is applied using a perpetuity growth rate. The discounted cash flow that calculated the value in use of the cash-generating units was prepared in accordance with the Company’s business plan approved by the Company's Board of Directors.

The main assumptions considered by the Company to calculate the value in use of the cash generating units are:

•      Capacity and Fleet: Considers the utilization, the capacity of the aircraft used in each section and the projection of the size of the fleet in operation.

•    Demand: Market efficiency is the main input for the Company's projected growth in demand. Management considers that market efficiency is the ratio between its market share and its seat share. This indicator reflects how efficiently the company employs its share of the total market supply due to its capture of demand for air transportation.

•      Revenue per Passenger: Considers the average price charged by GLA and considers the effects of market variables (see variables used below).

•    Operating costs associated with the business: Based on its historical cost and updated by indicators, such as inflation, relation to supply, demand and variation in the US currency.

The Company also considered market variables such as GDP (source: Central Bank of Brazil), US dollar (source: Central Bank of Brazil), kerosene barrel (source: Brazilian Agency of Oil - “ANP”) and interest rate (source: Bloomberg).